UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Templeton Global Bond Fund
(Institutional and Initial Class)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
For the 12 months ended December 31, 2015, Great-West Templeton Global Bond Fund (Initial Class) returned -4.19%, while its benchmark, the Citigroup World Government Bond Index, returned -3.57%.
During the period, global financial markets were broadly influenced by growth in the U.S., economic moderation in China, quantitative easing measures from the Bank of Japan and the European Central Bank, a sharp decline in oil prices, and a protracted depreciation of emerging market currencies. Global volatility escalated at the end of June as economic concerns over China spread across global financial markets. Several emerging market currencies depreciated sharply against the U.S. dollar due to heightened risk aversion, while the euro and the Japanese yen appreciated at times, acting as perceived safe havens. On the whole, the U.S. dollar broadly strengthened against developed and emerging market currencies during the 12-month period. Global bond yields and spread levels fluctuated, with an overall trend toward higher yields across the Americas and the eurozone but lower yields in specific peripheral European markets and much of East Asia, including Japan. Credit spreads widened across a vast majority of global credit markets during the period.
During the period, currency positions detracted from the Fund’s absolute performance. Sovereign credit exposures contributed to absolute return while interest rate strategies had a largely neutral effect. Currency positions in Asia ex-Japan and Latin America detracted from absolute performance; however, the Fund’s net-negative position in the euro contributed. The Fund’s net-negative position in the Japanese yen had a largely neutral effect on absolute return. The Fund maintained a defensive approach regarding interest rates in developed and emerging markets. Consequently, contributions from duration exposures were limited. On a relative basis, currency positions and interest rate strategies detracted from relative performance while sovereign credit exposures contributed. The Fund’s underweighted position in the euro contributed to relative return while overweighted currency positions in Asia ex-Japan and Latin America detracted. The Fund’s underweighted position in the Japanese yen had a largely neutral effect on relative return. The Fund maintained a shorter duration positioning relative to its benchmark. Select underweighted duration exposures in Europe detracted from relative performance.
The core of our strategy during the reporting period remained seeking to position ourselves to navigate a rising interest rate environment. Thus, we continued to maintain low portfolio duration while aiming at a negative correlation with U.S. Treasury rates. We were positioned with negative duration exposure to U.S. Treasuries, and we held select local currencies and local bond positions in specific emerging markets. We actively sought opportunities that could, in our view, potentially offer positive real yields without taking undue interest rate risk. We also held net-negative positions in the euro and the Japanese yen. Additionally, we continued to selectively invest in credit opportunities, with a particular focus on credit exposures in economies with strong growth indicators. During the period, we used currency forward contracts to actively manage exposure to currencies. We also used interest rate swaps to tactically manage duration exposures.

The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.
Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	N/A	N/A	-5.54%
Initial Class	-4.19%	1.72%	6.56%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Country as of December 31, 2015.
Country	Percentage of Fund Investments
Mexico	20.41%
Malaysia	15.49
South Korea	14.52
United States	9.43
Brazil	8.36
Indonesia	5.67
Ukraine	5.65
Philippines	5.44
Poland	5.06
Portugal	3.32
Hungary	2.02
Serbia	1.95
Peru	0.93
Ireland	0.62
Slovenia	0.50
Lithuania	0.39
Iceland	0.22
Singapore	0.02
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 960.30	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.85
Initial Class
Actual	$1,000.00	$ 958.90	$6.46
Hypothetical (5% return before expenses)	$1,000.00	$1,018.61	$6.66
*	Expenses are equal to the Fund's annualized expense ratio of 0.95% for the Institutional Class and 1.30% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
	Brazil Letras do Tesouro Nacional(c)
1,700 (b)	BRL, 0.00%, 01/01/2016	$ 429,700
4,280 (b)	BRL, 0.00%, 07/01/2016	1,008,966
3,280 (b)	BRL, 0.00%, 01/01/2017	716,135
1,870 (b)	BRL, 0.00%, 01/01/2018	349,057
14,710 (b)	BRL, 0.00%, 01/01/2019	2,349,458
22,700 (b)	BRL, 0.00%, 07/01/2019	3,362,624
	Brazil Notas do Tesouro Nacional Series B, Index Linked(d)
898 (b)	BRL, 6.00%, 08/15/2016	624,682
4,600 (b)	BRL, 6.00%, 08/15/2018	3,134,105
660 (b)	BRL, 6.00%, 05/15/2019	444,155
90 (b)	BRL, 6.00%, 08/15/2020	59,759
1,300 (b)	BRL, 6.00%, 08/15/2022	846,030
1,755 (b)	BRL, 6.00%, 05/15/2023	1,132,692
250 (b)	BRL, 6.00%, 08/15/2024	160,042
1,000 (b)	BRL, 6.00%, 05/15/2045	587,431
	Brazil Notas do Tesouro Nacional Series F
14,575 (b)	BRL, 10.00%, 01/01/2017	3,327,101
2,120 (b)	BRL, 10.00%, 01/01/2019	434,303
22,890 (b)	BRL, 10.00%, 01/01/2021	4,323,189
4,630 (b)	BRL, 10.00%, 01/01/2023	821,250
9,350 (b)	BRL, 10.00%, 01/01/2025	1,574,969
327,970,000	Hungary Government Bond HUF, 6.75%, 11/24/2017	1,235,684
	Hungary Government International Bond
1,025,000	6.25%, 01/29/2020	1,146,237
1,220,000	6.38%, 03/29/2021	1,390,800
2,220,000	5.38%, 02/21/2023	2,419,800
610,000	Iceland Government International Bond(e) 5.88%, 05/11/2022	691,916
	Indonesia Treasury Bond
23,750,000,000	IDR, 10.75%, 05/15/2016	1,735,771
76,913,000,000	IDR, 7.88%, 04/15/2019	5,425,394
10,000,000,000	IDR, 11.50%, 09/15/2019	783,522
26,549,000,000	IDR, 11.00%, 11/15/2020	2,082,812
7,586,000,000	IDR, 8.25%, 07/15/2021	536,763
1,683,000,000	IDR, 7.00%, 05/15/2022	110,808
3,797,000,000	IDR, 12.90%, 06/15/2022	327,725
2,226,000,000	IDR, 5.63%, 05/15/2023	132,697
26,445,000,000	IDR, 8.38%, 03/15/2024	1,865,202
28,972,000,000	IDR, 8.38%, 09/15/2026	2,047,302
2,400,000,000	IDR, 12.00%, 09/15/2026	209,399
423,000,000	IDR, 7.00%, 05/15/2027	26,370
212,000,000	IDR, 10.00%, 02/15/2028	16,444
635,000,000	IDR, 6.13%, 05/15/2028	36,167
1,705,000,000	IDR, 9.00%, 03/15/2029	123,738
18,670,000,000	IDR, 8.38%, 03/15/2034	1,268,266
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	2,753,779
1,277,210	Ireland Government Bond EUR, 5.40%, 03/13/2025	1,899,263
	Korea Monetary Stabilization Bond
208,700,000	KRW, 0.00%, 01/05/2016(c)	177,980
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
382,600,000	KRW, 0.00%, 01/12/2016(c)	$ 326,185
290,870,000	KRW, 2.78%, 02/02/2016	248,304
4,607,700,000	KRW, 2.80%, 04/02/2016	3,941,508
234,800,000	KRW, 0.00%, 04/19/2016(c)	199,338
164,000,000	KRW, 1.74%, 05/09/2016	139,947
3,378,900,000	KRW, 2.79%, 06/02/2016	2,895,895
419,100,000	KRW, 1.62%, 06/09/2016	357,476
3,499,600,000	KRW, 2.46%, 08/02/2016	2,999,705
2,475,900,000	KRW, 2.22%, 10/02/2016	2,121,034
541,800,000	KRW, 1.53%, 10/08/2016	461,757
4,242,600,000	KRW, 1.61%, 11/09/2016	3,617,808
1,356,200,000	KRW, 2.07%, 12/02/2016	1,161,207
237,300,000	KRW, 1.96%, 02/02/2017	203,082
1,341,300,000	KRW, 1.70%, 08/02/2017	1,144,854
8,766,100,000	KRW, 1.56%, 10/02/2017	7,464,989
	Korea Treasury Bond
133,800,000	KRW, 4.00%, 03/10/2016	114,613
4,882,700,000	KRW, 2.75%, 06/10/2016	4,184,922
686,400,000	KRW, 1.57%, 07/09/2016	585,332
2,571,100,000	KRW, 1.56%, 08/09/2016	2,192,154
4,056,840,000	KRW, 3.00%, 12/10/2016	3,503,472
6,954,500,000	KRW, 2.00%, 12/10/2017	5,970,229
	Lithuania Government International Bond
680,000	7.38%, 02/11/2020	804,100
330,000	6.13%, 03/09/2021(e)	380,325
	Malaysia Government Bond
29,106,000	MYR, 3.17%, 07/15/2016	6,805,225
62,923,000	MYR, 4.26%, 09/15/2016	14,860,981
10,230,000	MYR, 3.81%, 02/15/2017	2,408,700
23,090,000	MYR, 3.39%, 03/15/2017	5,425,104
590,000	MYR, 4.01%, 09/15/2017	140,464
880,000	MYR, 3.31%, 10/31/2017	207,218
	Mexican Bonos
1,461,930 (f)	MXP, 6.25%, 06/16/2016	8,580,171
1,795,680 (f)	MXP, 7.25%, 12/15/2016	10,760,962
1,655,200 (f)	MXP, 5.00%, 06/15/2017	9,741,569
636,000 (f)	MXP, 7.75%, 12/14/2017	3,945,130
	Mexican Udibonos, Index Linked(d)
10,450 (g)	MXP, 5.00%, 06/16/2016	333,571
10,480 (g)	MXP, 3.50%, 12/14/2017	337,111
7,210 (g)	MXP, 4.00%, 06/13/2019	233,959
5,670 (g)	MXP, 2.50%, 12/10/2020	172,182
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020	2,850,853
	Philippines Government Bond
119,330,000	PHP, 7.00%, 01/27/2016	2,543,196
597,020,000	PHP, 1.63%, 04/25/2016	12,654,134
1,710,000	PHP, 9.13%, 09/04/2016	37,928
	Poland Government Bond
16,247,000	PLN, 0.00%, 01/25/2016(c)	4,138,074
15,460,000	PLN, 5.00%, 04/25/2016	3,982,202
20,040,000	PLN, 4.75%, 10/25/2016	5,238,846
4,072,000	PLN, 1.79%, 01/25/2017(h)	1,038,991
440,000	PLN, 4.75%, 04/25/2017	116,746
4,130,000	PLN, 1.79%, 01/25/2021(h)	1,033,916
3,070,000	Portugal Government International Bond(e) 5.13%, 10/15/2024	3,121,576
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Portugal Obrigacoes do Tesouro OT(e)
30,400	EUR, 4.95%, 10/25/2023	$ 39,566
5,880,000	EUR, 3.88%, 02/15/2030	6,933,054
76,100	Portuguese Republic Bond EUR, 5.65%, 02/15/2024	102,639
	Republic of Serbia(e)
410,000	5.25%, 11/21/2017	425,685
810,000	4.88%, 02/25/2020	829,067
4,190,000	7.25%, 09/28/2021	4,736,594
30,000	Singapore Government Bond SGD, 1.13%, 04/01/2016	21,169
	Slovenia Government International Bond(e)
1,170,000	5.50%, 10/26/2022	1,305,935
210,000	5.85%, 05/10/2023	239,268
	Ukraine Government International Bond(e)
404,000	7.75%, 09/01/2019	373,934
2,558,000	7.75%, 09/01/2020	2,353,360
2,144,000	7.75%, 09/01/2021	1,947,953
2,144,000	7.75%, 09/01/2022	1,941,992
2,144,000	7.75%, 09/01/2023	1,908,589
2,144,000	7.75%, 09/01/2024	1,897,247
2,144,000	7.75%, 09/01/2025	1,885,820
1,920,000	7.75%, 09/01/2026	1,670,630
1,920,000	7.75%, 09/01/2027	1,670,400
4,316,000	0.00%, 05/31/2040(h)	1,704,820
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 62.41% (Cost $260,475,749)		$231,844,254
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 13.22%
	Bank Negara Malaysia Monetary Notes
6,110,000	MYR, 2.59%, 03/01/2016	1,416,952
3,093,000	MYR, 2.63%, 04/19/2016	714,723
2,220,000	MYR, 2.64%, 05/03/2016	512,460
5,280,000	MYR, 2.65%, 05/12/2016	1,217,992
6,720,000	MYR, 2.66%, 06/07/2016	1,547,225
3,550,000	MYR, 2.68%, 07/05/2016	815,620
7,120,000	MYR, 2.69%, 07/19/2016	1,634,096
9,200,000	MYR, 2.69%, 09/15/2016	2,102,477
9,240,000	MYR, 2.69%, 09/22/2016	2,110,493
2,370,000	MYR, 2.71%, 10/06/2016	540,750
9,250,000	MYR, 2.70%, 10/11/2016	2,109,713
7,120,000	MYR, 2.72%, 10/18/2016	1,623,042
	Indonesia Treasury Bills
5,820,000,000	IDR, 6.53%, 01/07/2016	421,673
3,584,000,000	IDR, 0.00%, 02/04/2016	256,666
	Korea Monetary Stabilization Bond
66,800,000	KRW, 1.92%, 03/09/2016	57,006
602,500,000	KRW, 1.52%, 09/09/2016	513,526
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Malaysia Treasury Bills
230,000	MYR, 2.21%, 01/22/2016	$ 53,498
1,500,000	MYR, 2.21%, 01/22/2016	348,901
350,000	MYR, 2.63%, 03/18/2016	81,062
210,000	MYR, 2.63%, 03/18/2016	48,637
220,000	MYR, 2.64%, 04/29/2016	50,799
1,210,000	MYR, 2.65%, 05/06/2016	279,245
230,000	MYR, 2.67%, 05/27/2016	52,995
2,100,000	MYR, 2.69%, 08/05/2016	481,362
	Mexico Cetes
2,099,350 (f)	MXP, 3.08%, 01/07/2016	1,217,390
1,282,530 (f)	MXP, 3.10%, 01/21/2016	742,840
3,032,780 (f)	MXP, 3.04%, 02/04/2016	1,754,594
2,735,240 (f)	MXP, 3.04%, 02/18/2016	1,580,613
2,353,710 (f)	MXP, 3.04%, 03/03/2016	1,358,568
527,140 (f)	MXP, 3.33%, 03/17/2016	303,731
801,190 (f)	MXP, 3.48%, 03/23/2016	461,222
5,668,230 (f)	MXP, 3.32%, 03/31/2016	3,261,851
905,130 (f)	MXP, 3.37%, 04/14/2016	520,138
3,131,080 (f)	MXP, 3.75%, 04/28/2016	1,794,823
677,260 (f)	MXP, 3.48%, 05/12/2016	388,044
3,729,100 (f)	MXP, 3.54%, 05/26/2016	2,133,341
1,105,020 (f)	MXP, 3.58%, 06/09/2016	631,204
6,022,820 (f)	MXP, 3.58%, 06/23/2016	3,435,676
14,023,070 (f)	MXP, 3.59%, 08/18/2016	7,955,180
1,627,070 (f)	MXP, 3.61%, 10/13/2016	917,841
200,380 (f)	MXP, 3.76%, 12/08/2016	112,267
	Philippines Treasury Bills
18,880,000	PHP, 2.37%, 02/03/2016	400,350
9,390,000	PHP, 2.65%, 03/02/2016	198,661
14,140,000	PHP, 1.50%, 03/09/2016	299,649
8,010,000	PHP, 2.72%, 05/04/2016	168,657
6,410,000	PHP, 2.78%, 06/08/2016	134,582
100,000	PHP, 3.00%, 07/06/2016	2,092
3,700,000	PHP, 2.19%, 08/03/2016	77,626
2,660,000	PHP, 1.36%, 09/07/2016	56,005
6,470,000	PHP, 1.74%, 12/07/2016	135,293
80,000	Singapore Treasury Bills 0.10%, 01/05/2016	56,421
		49,089,572
U.S. Government Agency Bonds and Notes — 7.05%
26,205,000	Federal Home Loan Bank 0.03%, 01/04/2016	26,204,934
SHORT TERM INVESTMENTS — 20.27% (Cost $77,700,363)		$ 75,294,506
TOTAL INVESTMENTS — 82.68% (Cost $338,176,112)		$307,138,760
OTHER ASSETS & LIABILITIES, NET — 17.32%		$ 64,355,329
TOTAL NET ASSETS — 100.00%		$371,494,089
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2015
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Principal amount is stated in 1,000 Brazilian Real Units.
(c)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(d)	Principal amount of the security is adjusted for inflation.
(e)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2015, the aggregate cost and fair value of 144A securities was $37,592,054 and $36,057,731, respectively, representing 9.71% of net assets.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	Principal amount is stated in 100 Unidad de Inversion Units.
(h)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
At December 31, 2015, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	USD	1,164,774	EUR	1,052,000	May 2016	$17,600
BA	USD	5,698,374	EUR	5,288,858	November 2016	(114,799)
BA	USD	274,059	EUR	240,017	February 2016	12,866
BA	USD	3,285,391	EUR	2,972,200	March 2016	48,091
BA	USD	2,209,992	JPY	266,622,825	May 2016	(17,680)
BB	CLP	363,070,000	USD	504,512	February 2016	4,634
BB	CLP	118,300,000	USD	165,489	March 2016	274
BB	USD	1,694,242	EUR	1,443,000	January 2016	125,389
BB	USD	3,967,303	EUR	3,502,356	February 2016	157,105
BB	USD	4,122,795	EUR	3,623,924	April 2016	173,425
BB	USD	4,087,804	EUR	3,694,521	May 2016	57,502
BB	USD	98,556	EUR	85,822	June 2016	4,819
BB	USD	355,134	EUR	318,592	August 2016	6,423
BB	USD	3,235,943	EUR	2,827,881	October 2016	132,423
BB	USD	6,077,827	EUR	5,505,856	March 2016	81,213
BB	USD	2,069,315	JPY	243,130,000	January 2016	45,790
BB	USD	3,328,988	JPY	391,350,000	February 2016	69,508
BB	USD	1,913,850	JPY	226,713,500	May 2016	19,410
BB	USD	1,261,677	JPY	156,670,000	June 2016	(48,320)
BB	USD	738,206	JPY	90,170,000	July 2016	(17,217)
BB	USD	500,219	JPY	61,473,000	August 2016	(15,255)
BB	USD	859,012	JPY	103,760,000	September 2016	(12,248)
BB	USD	1,629,172	JPY	193,530,000	October 2016	2,286
BB	USD	1,990,284	JPY	236,853,110	March 2016	15,868
BB	USD	595,279	JPY	70,490,000	April 2016	6,933
CIT	CLP	205,770,000	USD	295,477	February 2016	(6,465)
CIT	CLP	57,199,000	USD	79,870	March 2016	278
CIT	INR	4,940,000	USD	73,196	March 2016	636
CIT	USD	4,128,516	AUD	5,677,800	June 2016	23,516
CIT	USD	2,555,188	AUD	3,547,000	September 2016	(1,019)
CIT	USD	186,637	EUR	169,019	July 2016	1,767
CIT	USD	943,614	EUR	854,049	August 2016	9,137
CIT	USD	3,127,347	EUR	2,893,391	November 2016	(51,462)
CIT	USD	2,409,361	EUR	2,104,547	January 2016	120,843
CIT	USD	203,302	EUR	177,000	February 2016	10,770
CIT	USD	1,964,085	EUR	1,789,412	March 2016	16,084
CIT	USD	325,166	EUR	293,000	April 2016	5,931
CIT	USD	120,028	JPY	14,230,000	January 2016	1,597
CIT	USD	2,081,887	JPY	249,286,000	February 2016	5,775
CIT	USD	102,960	JPY	12,300,000	April 2016	315
CIT	USD	1,833,823	JPY	219,889,600	May 2016	(3,380)
CIT	USD	4,556,207	JPY	560,194,000	June 2016	(128,288)
CIT	USD	1,053,025	JPY	129,520,000	July 2016	(31,876)
CIT	USD	790,574	JPY	97,662,000	August 2016	(28,038)
CIT	USD	2,387,915	JPY	290,165,958	November 2016	(54,539)
CIT	USD	1,175,754	JPY	141,415,000	March 2016	(3,421)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2015
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
DB	CLP	1,072,017,500	USD	1,540,889	January 2016	$(31,594)
DB	CLP	1,419,982,000	USD	1,989,287	February 2016	2,699
DB	CLP	449,569,500	USD	628,728	March 2016	833
DB	INR	112,894,000	USD	1,711,396	January 2016	(11,582)
DB	INR	48,853,500	USD	731,902	February 2016	1,431
DB	USD	12,662,549	EUR	11,085,018	January 2016	608,424
DB	USD	3,247,032	EUR	2,826,000	February 2016	173,001
DB	USD	2,646,670	EUR	2,405,953	April 2016	24,003
DB	USD	596,992	EUR	552,345	May 2016	(5,638)
DB	USD	3,182,663	EUR	2,876,471	June 2016	41,683
DB	USD	121,301	EUR	110,000	July 2016	1,001
DB	USD	522,353	EUR	470,845	August 2016	6,974
DB	USD	3,320,970	EUR	2,929,310	October 2016	107,820
DB	USD	4,044,517	EUR	3,675,056	November 2016	7,582
DB	USD	10,923,319	EUR	9,863,313	March 2016	182,119
DB	USD	1,805,184	JPY	216,473,441	January 2016	3,312
DB	USD	678,608	JPY	82,831,000	February 2016	(11,342)
DB	USD	4,869,409	JPY	592,730,000	June 2016	(88,195)
DB	USD	1,018,902	JPY	123,931,000	August 2016	(20,427)
DB	USD	1,113,076	JPY	132,200,000	October 2016	1,913
DB	USD	575,961	JPY	69,943,000	November 2016	(12,829)
DB	USD	474,015	JPY	56,915,000	March 2016	(604)
GS	USD	400,216	EUR	364,000	January 2016	4,402
GS	USD	1,653,608	EUR	1,528,816	May 2016	(14,089)
GS	USD	858,902	EUR	756,000	February 2016	36,421
GS	USD	109,840	EUR	100,000	March 2016	915
GS	USD	1,166,492	JPY	137,159,000	January 2016	24,836
GS	USD	1,433,169	JPY	168,946,270	February 2016	26,122
GS	USD	592,881	JPY	72,750,000	May 2016	(14,823)
HSB	INR	800,667,000	USD	12,072,015	January 2016	11,244
HSB	INR	107,921,500	USD	1,605,110	February 2016	14,182
HSB	USD	2,345,464	EUR	2,099,934	April 2016	56,650
HSB	USD	3,565,499	EUR	3,155,318	June 2016	120,965
HSB	USD	787,081	EUR	713,000	August 2016	6,962
HSB	USD	951,518	EUR	839,000	October 2016	30,954
HSB	USD	919,949	EUR	810,000	February 2016	38,848
HSB	USD	334,014	EUR	299,000	March 2016	8,441
HSB	USD	1,219,990	JPY	144,999,132	January 2016	12,899
HSB	USD	2,757,370	JPY	329,369,000	February 2016	13,825
HSB	USD	1,277,684	JPY	151,830,700	May 2016	9,064
HSB	USD	5,158,312	JPY	628,450,000	June 2016	(96,876)
HSB	USD	1,129,792	JPY	139,213,000	August 2016	(37,706)
HSB	USD	2,228,300	JPY	264,800,000	October 2016	2,804
HSB	USD	309,874	JPY	37,738,000	November 2016	(7,755)
HSB	USD	392,008	JPY	46,600,000	March 2016	3,727
JPM	CLP	30,410,000	USD	44,017	January 2016	(1,256)
JPM	CLP	289,611,000	USD	402,017	February 2016	4,174
JPM	CLP	183,400,000	USD	255,218	March 2016	1,421
JPM	IDR	23,720,000,000	AUD	2,107,091	May 2016	14,030
JPM	IDR	55,542,800,000	USD	3,820,000	April 2016	67,682
JPM	INR	45,583,000	USD	693,165	January 2016	(7,191)
JPM	INR	36,046,000	USD	538,443	February 2016	1,866
JPM	INR	13,318,000	USD	197,573	March 2016	1,735
JPM	KRW	11,000,000,000	USD	9,240,591	June 2016	89,217
JPM	PHP	12,070,000	USD	254,046	March 2016	1,039
JPM	PHP	26,230,000	USD	572,397	June 2016	(20,977)
JPM	USD	2,875,188	AUD	4,061,000	May 2016	(64,581)
JPM	USD	15,672,768	AUD	20,909,000	June 2016	558,235
JPM	USD	3,832,773	AUD	5,375,000	December 2016	(28,821)
JPM	USD	4,022,750	EUR	3,414,000	January 2016	310,958
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2015
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	USD	1,260,559	EUR	1,098,000	February 2016	$65,964
JPM	USD	3,454,933	EUR	3,095,563	April 2016	81,602
JPM	USD	1,567,232	EUR	1,375,392	May 2016	66,529
JPM	USD	3,183,707	EUR	2,806,000	July 2016	115,934
JPM	USD	1,733,723	EUR	1,550,435	August 2016	36,525
JPM	USD	3,331,123	EUR	2,940,000	September 2016	110,164
JPM	USD	2,416,381	EUR	2,112,000	October 2016	99,061
JPM	USD	874,413	EUR	809,106	November 2016	(14,507)
JPM	USD	405,107	EUR	364,000	December 2016	4,696
JPM	USD	51,401	EUR	48,000	March 2016	(861)
JPM	USD	3,476,480	JPY	414,720,000	January 2016	24,837
JPM	USD	11,350,286	JPY	1,354,605,600	April 2016	43,155
JPM	USD	528,996	JPY	62,827,000	May 2016	4,041
JPM	USD	1,785,457	JPY	219,790,000	June 2016	(52,560)
JPM	USD	2,739,341	JPY	333,075,000	July 2016	(49,740)
JPM	USD	2,653,876	JPY	318,426,000	August 2016	(16,991)
JPM	USD	1,577,529	JPY	187,170,000	October 2016	4,506
JPM	USD	305,921	JPY	37,286,000	November 2016	(7,904)
JPM	USD	5,677,796	JPY	665,493,000	February 2016	135,705
JPM	USD	949,601	JPY	112,634,000	March 2016	11,014
MS	CLP	1,071,115,000	USD	1,520,955	January 2016	(12,802)
MS	CLP	897,585,000	USD	1,263,066	February 2016	(3,404)
MS	USD	1,112,936	EUR	1,033,000	May 2016	(13,949)
MS	USD	138,391	EUR	123,000	August 2016	3,752
MS	USD	1,044,484	EUR	968,000	November 2016	(19,479)
MS	USD	34,413	EUR	31,000	December 2016	314
MS	USD	525,056	EUR	479,000	March 2016	3,612
MS	USD	234,790	JPY	28,500,000	November 2016	(5,106)
MS	USD	316,225	JPY	38,040,000	March 2016	(968)
SAH	USD	626,776	EUR	551,000	February 2016	27,318
SAH	USD	1,237,083	EUR	1,134,000	April 2016	933
SAH	USD	1,221,579	EUR	1,048,692	August 2016	73,185
SAH	USD	847,194	JPY	102,550,000	January 2016	(6,350)
SAH	USD	1,782,130	JPY	207,930,000	February 2016	50,631
SAH	USD	1,248,814	JPY	151,065,500	May 2016	(13,358)
UBS	USD	1,505,306	EUR	1,406,000	May 2016	(28,650)
					Net Appreciation	$3,521,177
At December 31, 2015, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Receive	0.93%	3-month USD BBA LIBOR	$19,310,000	October 17, 2017	$ 58,641
Receive	2.79%	3-month USD BBA LIBOR	8,350,000	March 31, 2024	(466,413)
Receive	2.73%	3-month USD BBA LIBOR	3,630,000	July 07, 2024	(186,132)
Receive	1.91%	3-month USD BBA LIBOR	8,650,000	January 22, 2025	146,653
Receive	1.97%	3-month USD BBA LIBOR	10,820,000	January 23, 2025	133,631
Receive	1.97%	3-month USD BBA LIBOR	6,380,000	January 27, 2025	77,354
Receive	1.94%	3-month USD BBA LIBOR	1,600,000	January 29, 2025	24,194
Receive	1.94%	3-month USD BBA LIBOR	1,350,000	January 30, 2025	19,884
Receive	1.82%	3-month USD BBA LIBOR	2,130,000	February 03, 2025	53,933
Receive	1.99%	3-month USD BBA LIBOR	3,050,000	March 27, 2025	37,814
Receive	1.98%	3-month USD BBA LIBOR	3,050,000	March 27, 2025	39,699
Receive	3.49%	3-month USD BBA LIBOR	3,970,000	March 31, 2044	(714,243)
				Net Depreciation	$(774,985)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Schedule of Investments
As of December 31, 2015
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of December 31, 2015.
Country	Fair Value	Percentage of Fund Investments
Mexico	$ 62,673,977	20.41%
Malaysia	47,589,734	15.49
South Korea	44,582,323	14.52
United States	28,958,713	9.43
Brazil	25,685,649	8.36
Indonesia	17,406,721	5.67
Ukraine	17,354,745	5.65
Philippines	16,708,174	5.44
Poland	15,548,774	5.06
Portugal	10,196,834	3.32
Hungary	6,192,521	2.02
Serbia	5,991,346	1.95
Peru	2,850,853	0.93
Ireland	1,899,263	0.62
Slovenia	1,545,203	0.50
Lithuania	1,184,425	0.39
Iceland	691,916	0.22
Singapore	77,589	0.02
Total	$307,138,760	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
Great-West Templeton Global Bond Fund
ASSETS:
Investments in securities, fair value(a)	$307,138,760
Cash	56,396,977
Cash denominated in foreign currencies, fair value(b)	1,578,139
Subscriptions receivable	646,861
Receivable for investments sold	165,892
Variation margin on centrally cleared interest rate swaps	2,814,691
Unrealized appreciation on forward foreign currency contracts	5,227,510
Dividends and interest receivable	2,719,380
Total Assets	376,688,210
LIABILITIES:
Payable to investment adviser	302,946
Payable for administrative services fees	21,513
Redemptions payable	1,239,126
Payable for investments purchased	1,924,203
Unrealized depreciation on forward foreign currency contracts	1,706,333
Total Liabilities	5,194,121
NET ASSETS	$371,494,089
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,210,968
Paid-in capital in excess of par	387,725,688
Net unrealized depreciation	(28,297,949)
Overdistributed net investment income	(10,135,877)
Accumulated net realized gain	17,991,259
NET ASSETS	$371,494,089
NET ASSETS BY CLASS
Initial Class	$71,084,975
Institutional Class	$300,409,114
CAPITAL STOCK:
Authorized
Initial Class	70,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	8,661,161
Institutional Class	33,448,523
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.21
Institutional Class	$8.98
(a) Cost of investments	$338,176,112
(b) Cost of cash denominated in foreign currencies	$1,584,928
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
Great-West Templeton Global Bond Fund
INVESTMENT INCOME:
Interest	$15,547,777
Income from securities lending	2,577
Foreign withholding tax	(508,471)
Total Income	15,041,883
EXPENSES:
Management fees	3,926,259
Administrative services fees – Initial Class	182,866
Total Expenses	4,109,125
NET INVESTMENT INCOME	10,932,758
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(18,122,540)
Net realized gain on forward foreign currency contracts	26,959,192
Net Realized Gain	8,836,652
Net change in unrealized depreciation on investments and foreign currency translations	(20,648,003)
Net change in unrealized appreciation on interest rate swaps	294,735
Net change in unrealized depreciation on forward foreign currency contracts	(14,210,388)
Net Change in Unrealized Depreciation	(34,563,656)
Net Realized and Unrealized Loss	(25,727,004)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,794,246)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Templeton Global Bond Fund	2015	2014
OPERATIONS:
Net investment income	$10,932,758	$7,058,098
Net realized gain	8,836,652	7,326,540
Net change in unrealized depreciation	(34,563,656)	(14,298,912)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,794,246)	85,726
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Initial Class	(1,985,496)	-
Institutional Class	(7,667,783)	N/A
From return of capital	(9,653,279)	0
From net investment income
Initial Class	(1,152,763)	(17,711,753)
Institutional Class	(2,753,637)	N/A
From net investment income	(3,906,400)	(17,711,753)
From net realized gains
Initial Class	(956,318)	(4,779,037)
Institutional Class	(3,702,341)	N/A
From net realized gains	(4,658,659)	(4,779,037)
Total Distributions	(18,218,338)	(22,490,790)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	51,196,400	103,583,244
Institutional Class	392,854,952	N/A
Shares issued in reinvestment of distributions
Initial Class	4,094,577	22,490,790
Institutional Class	14,123,761	N/A
Shares redeemed
Initial Class	(365,108,169)	(68,746,543)
Institutional Class	(76,889,802)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	20,271,719	57,327,491
Total Increase (Decrease) in Net Assets	(12,740,865)	34,922,427
NET ASSETS:
Beginning of year	384,234,954	349,312,527
End of year(a)	$371,494,089	$384,234,954
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	5,733,133	10,796,254
Institutional Class	40,234,691	N/A
Shares issued in reinvestment of distributions
Initial Class	481,357	2,438,262
Institutional Class	1,524,716	N/A
Shares redeemed
Initial Class	(40,083,956)	(7,165,819)
Institutional Class	(8,310,884)	N/A
Net Increase (Decrease)	(420,943)	6,068,697
(a)Including overdistributed net investment income:	$(10,135,877)	$(7,795,518)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Initial Class
12/31/2015	$ 9.03	0.14 (b)	(0.27)	(0.13)	(0.23)	(0.35)	(0.11)	(0.69)	$8.21	(4.19%)
12/31/2014	$ 9.58	0.18 (b)	(0.17)	0.01	-	(0.44)	(0.12)	(0.56)	$9.03	0.15%
12/31/2013	$ 9.75	0.14 (b)	(0.09)	0.05	-	(0.15)	(0.07)	(0.22)	$9.58	0.55%
12/31/2012	$ 9.04	0.23 (b)	1.08	1.31	-	(0.51)	(0.09)	(0.60)	$9.75	14.76%
12/31/2011	$ 9.74	0.47	(0.62)	(0.15)	-	(0.52)	(0.03)	(0.55)	$9.04	(1.63%)
Institutional Class
12/31/2015 (c)	$10.00	0.27 (b)	(0.59)	(0.32)	(0.23)	(0.36)	(0.11)	(0.70)	$8.98	(5.54%) (d)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Initial Class
12/31/2015	$ 71,085	1.30%	1.30%	N/A	1.55%	49%
12/31/2014	$384,235	1.30%	1.30%	N/A	1.89%	28%
12/31/2013	$349,313	1.30%	1.30%	1.45%	1.45%	34%
12/31/2012	$279,326	1.30%	1.30%	2.44%	2.44%	32%
12/31/2011	$219,002	1.30%	1.30%	2.69%	2.69%	36%
Institutional Class
12/31/2015 (c)	$300,409	0.95% (f)	0.95% (f)	N/A	4.26% (f)	49%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Institutional Class inception date was May 1, 2015.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST TEMPLETON GLOBAL BOND FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Annual Report - December 31, 2015

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2015, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Annual Report - December 31, 2015

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
	2015	2014
Ordinary income	$4,716,556	$22,490,790
Long-term capital gain	3,848,503	-
Return of capital	9,653,279	-
	$18,218,338	$22,490,790
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, and foreign currency reclassifications.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain
$(12,543,844)	$286,562	$12,257,282

Annual Report - December 31, 2015

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Net unrealized depreciation on forward foreign currency contracts and foreign currency translations	(4,890,719)
Capital loss carryforwards	—
Post-October losses	(4,272,634)
Net unrealized depreciation	(11,279,214)
Tax composition of capital	$(20,442,567)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$(4,270,087)	$(2,547)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
Federal tax cost of investments	$318,417,974
Gross unrealized appreciation on investments	22,474,996
Gross unrealized depreciation on investments	(33,754,210)
Net unrealized depreciation on investments	$(11,279,214)
Application of Recent Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and interest rate swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Annual Report - December 31, 2015

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional value of $314,839,298 in forward contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as income.

Annual Report - December 31, 2015

The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional value of $65,837,692 in interest rate swaps for the reporting period.
Valuation of derivative investments as of December 31, 2015 is as follows:
	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)			Net unrealized depreciation	$ (774,985)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$5,227,510	Unrealized depreciation on forward foreign currency contracts	$1,706,333
(a)Includes cumulative appreciation of interest rate swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2015 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (swaps)			Net change in unrealized appreciation on interest rate swaps	$ 294,735
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$26,959,192	Net change in unrealized depreciation on forward foreign currency contracts	$(14,210,388)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2015.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received/ (Pledged)	Net Amount
Derivative Assets (forward contracts)	$5,227,510	$(1,463,891)	$—	$—	$3,763,619
Derivative Liabilities (forward contracts)	$1,706,333	$(1,463,891)	$—	$—	$ 242,442
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to centrally cleared swaps are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

Annual Report - December 31, 2015

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 1.30% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Franklin Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.
5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $123,283,145 and $113,163,033, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of December 31, 2015.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West Templeton Global Bond Fund (the “Fund”), one of the funds of Great-West Funds, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Templeton Global Bond Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016